RULE 497 DOCUMENT

On behalf of PIMCO Build America Bond Strategy Fund, PIMCO 1-3 Year U.S. Treasury Index Fund, PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund, PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund, PIMCO Broad U.S. TIPS Index Fund, PIMCO Broad U.S. Treasury Index Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Fund, PIMCO Investment Grade Corporate Bond Index Fund, PIMCO Australia Bond Index Fund, PIMCO Canada Bond Index Fund and PIMCO Germany Bond Index Fund (the “Funds”), each a series of PIMCO ETF Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as an exhibit to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on December 12, 2011 (Accession No. 0001193125-11-338508), which are incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document